Property and equipment - Reconciliation of Changes in Property and Equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in property, plant and equipment [abstract]
Balance, beginning of period	R$ 1,953,089
Balance, end of period	2,295,851	R$ 1,953,089
Property and equipment
Changes in property, plant and equipment [abstract]
Balance, beginning of period	1,953,089	1,961,174
Acquisitions	476,800	617,154
Write-offs	(152,638)	(785,088)
Transfers	18,600	159,849
Balance, end of period	2,295,851	1,953,089
Property and equipment | Cost
Changes in property, plant and equipment [abstract]
Balance, beginning of period	3,589,263	3,392,714
Acquisitions	806,440	915,594
Write-offs	(565,602)	(917,721)
Transfers	18,600	198,676
Balance, end of period	3,848,701	3,589,263
Property and equipment | Cost | Aircraft(a)
Changes in property, plant and equipment [abstract]
Balance, beginning of period	2,656,771	2,519,231
Acquisitions	388,247	815,578
Write-offs	(392,148)	(903,072)
Transfers	21,243	225,034
Balance, end of period	2,674,113	2,656,771
Property and equipment | Cost | Improvements
Changes in property, plant and equipment [abstract]
Balance, beginning of period	524,075	506,678
Acquisitions	104,167	7,869
Write-offs	(97,188)	(9,213)
Transfers	24,358	18,741
Balance, end of period	555,412	524,075
Property and equipment | Cost | Equipment and facilities
Changes in property, plant and equipment [abstract]
Balance, beginning of period	222,482	199,119
Acquisitions	30,296	18,767
Write-offs	(56,968)	(407)
Transfers	0	5,003
Balance, end of period	195,810	222,482
Property and equipment | Cost | Others
Changes in property, plant and equipment [abstract]
Balance, beginning of period	32,205	29,905
Acquisitions	2,340	2,073
Write-offs	(5,314)	(20)
Transfers	0	247
Balance, end of period	29,231	32,205
Property and equipment | Cost | Construction in progress
Changes in property, plant and equipment [abstract]
Balance, beginning of period	44,243	52,174
Acquisitions	88,991	47,427
Write-offs	(13,984)	(5,009)
Transfers	(23,155)	(50,349)
Balance, end of period	96,095	44,243
Property and equipment | Cost | Advance payments for acquisition of aircraft
Changes in property, plant and equipment [abstract]
Balance, beginning of period	109,487	85,607
Acquisitions	192,399	23,880
Write-offs	0	0
Transfers	(3,846)	0
Balance, end of period	298,040	109,487
Property and equipment | Depreciation
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(1,357,097)	(1,137,050)
Acquisitions	(329,640)	(298,440)
Write-offs	277,677	117,220
Transfers	0	(38,827)
Balance, end of period	(1,409,060)	(1,357,097)
Property and equipment | Depreciation | Aircraft(a)
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(965,066)	(811,322)
Acquisitions	(230,143)	(223,828)
Write-offs	119,285	108,911
Transfers	0	(38,827)
Balance, end of period	(1,075,924)	(965,066)
Property and equipment | Depreciation | Improvements
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(214,411)	(174,092)
Acquisitions	(71,643)	(48,399)
Write-offs	97,067	8,080
Transfers	0	0
Balance, end of period	(188,987)	(214,411)
Property and equipment | Depreciation | Equipment and facilities
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(151,732)	(129,236)
Acquisitions	(25,139)	(22,721)
Write-offs	56,011	225
Transfers	0	0
Balance, end of period	(120,860)	(151,732)
Property and equipment | Depreciation | Others
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(25,888)	(22,400)
Acquisitions	(2,715)	(3,492)
Write-offs	5,314	4
Transfers	0	0
Balance, end of period	R$ (23,289)	R$ (25,888)
Property and equipment | Depreciation | Weighted rate | Aircraft(a)
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	9.00%	9.00%
Property and equipment | Depreciation | Weighted rate | Improvements
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	14.00%	10.00%
Property and equipment | Depreciation | Weighted rate | Equipment and facilities
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	11.00%	11.00%
Property and equipment | Depreciation | Weighted rate | Others
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	8.00%	12.00%
Property and equipment | Property and equipment
Changes in property, plant and equipment [abstract]
Balance, beginning of period	R$ 2,232,166	R$ 2,255,664
Acquisitions	476,800	617,154
Write-offs	(287,925)	(800,501)
Transfers	18,600	159,849
Balance, end of period	2,439,641	2,232,166
Property and equipment | Impairment
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(279,077)	(294,490)
Acquisitions	0	0
Write-offs	135,287	15,413
Transfers	0	0
Balance, end of period	R$ (143,790)	R$ (279,077)